Debt (Tables)	12 Months Ended
Dec. 31, 2023
Debt
Schedule outstanding principal balances on each loan facility

The outstanding principal balances on each loan facility as of December 31, 2023 and 2022 were as follows:

	As of December 31
In thousands of U.S. Dollars	2023	2022
Nordea/SEB Revolving Facility	—	22,500
ABN/CACIB Joint Bank Facility	45,872	104,927
ABN/CACIB Revolving Facility	—	—
ABN AMRO Revolving Facility	932	3,184
Total debt	46,804	130,611
Deferred finance fees	(778)	(1,815)
Net total debt	46,026	128,796
Current portion of long-term debt	6,713	13,429
Current portion of deferred finance fees	(277)	(502)
Total current portion of long-term debt	6,436	12,927
Non-current portion of long-term debt	39,590	115,869

Schedule of future minimum repayments under the loan facilities

Future minimum scheduled repayments under the Company’s loan facilities for each year are as follows:

As of
December 31
In thousands of U.S. Dollars	2023
2024	6,713
2025	7,645
2026	6,713
2027	25,733
46,804

Table of effective interest rate associated with the interest expense for the Company's debt

	For the years ended December 31
	2023	2022	2021
Effective interest rate	10.28%	5.07%	2.93%
Effective interest rate, excluding commitment fees	7.83%	4.38%	2.90%
Range of interest rates (SOFR)	4.50 % to 5.36%	0.10 % to 4.50%	0.01 % to 0.09%

Table of weighted average effective interest rate on the Company's debt obligations.

	For the years ended December 31
	2023	2022	2021
Effective interest rate	8.26%	2.30%	3.20%
Effective interest rate, excluding commitment fees	5.80%	1.61%	3.17%